Discontinued operations - Summary of Discontinued Operations as Follows (Detail) ₽ in Millions	Apr. 21, 2020 RUB (₽)
Disclosure Of Discontinued Operations [Abstract]
Consideration paid by the buyer	₽ 89,000
Derecognition of put option from Gazprombank	49,418
Net assets disposed of	(92,838)
Gain on sale of discontinued operations	₽ 45,580